UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
NON-CURRENT ASSETS:
Vessel, accumulated depreciation	$ 252,899	$ 297,768
Deferred charges, accumulated amortization	299,268	409,296
CURRENT LIABILITIES:
Accrued liabilities to related party	$ 1,140	$ 0
SHAREHOLDERS' EQUITY:
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	3,018,112	2,400,000
Common shares, shares outstanding (in shares)	3,018,112	2,400,000
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, dividend rate	9.75%	9.75%
Preferred shares, liquidation preference (in dollars per share)	$ 25	$ 25
Preferred shares, issued (in shares)	480,000	480,000
Preferred shares, shares outstanding (in shares)	480,000	480,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000